Income Tax - Schedule of Reconciliation the Statutory and Effective Tax Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax expense	$ (13,288)	$ (8,519)	$ (4,401)
Tax at Hong Kong statutory tax rate of 16.5%	(2,193)	(1,406)	(726)
Tax effect on non-assessable income	(1)	(19)
Tax effect on non-deductible expenses	11		60
Tax effect on deductible temporary differences	9		(2)
Under provision of prior year		19
Change in valuation allowance	739	137	(140)
Tax concession			(21)
Income tax expense		19	155
Cayman Islands [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effect of tax-exempt for the Company incorporated	1,385	1,288	984
Samoa [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effect of tax-exempt for the Company incorporated	4
British Virgin Islands [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effect of tax-exempt for the Company incorporated	2
Bahrain [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effect of tax-exempt for the Company incorporated	$ 44